Equity-settled share-based transactions - Schedule of number and aggregate fair value of RSU - Prenetics 2022 (Details) - Restricted share units $ / shares in Units, $ in Thousands	Dec. 31, 2024 USD ($) shares $ / shares	Oct. 07, 2024 USD ($) shares $ / shares	Sep. 09, 2024 USD ($) shares $ / shares	Aug. 22, 2024 USD ($) shares $ / shares	Aug. 01, 2024 USD ($) shares $ / shares	Jul. 15, 2024 USD ($) shares $ / shares	Jul. 02, 2024 USD ($) shares $ / shares	Jun. 30, 2024 USD ($) shares $ / shares	Jun. 28, 2024 USD ($) shares $ / shares	Jun. 03, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 23, 2023 USD ($) shares $ / shares	Feb. 01, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Jun. 30, 2022 USD ($) shares $ / shares	May 18, 2022 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares) | shares	15,805	30,364	20,576	26,786	13,971	20,833	38,800	75,665	24,590	176,902	7,928	2,403,529	16,486,108	66,666	946,330	2,446,557	144,522
Closing price per ordinary share less subscription price per (in $ per share) | $ / shares	$ 5.80	$ 2.13	$ 4.59	$ 2.50	$ 5.60	$ 3.17	$ 4.26	$ 4.69	$ 5.92	$ 5.43	$ 3.39	$ 0.79	$ 0.90	$ 1.49	$ 2.00	$ 4.04	$ 7.64
Aggregate fair value of the RSUs (in US Dollar) | $	$ 92	$ 65	$ 94	$ 67	$ 78	$ 66	$ 165	$ 355	$ 146	$ 960	$ 27	$ 1,903	$ 14,875	$ 99	$ 1,893	$ 9,884	$ 1,104